Changes in liabilities from financing activities - Reconciliation of Liabilities Arising from Financing Activities (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 14,909,803	$ 11,017,992	$ 8,625,730
Changes in cash flow from financing activities	613,558	3,544,027	2,094,370
Adjustment of right-of-use assets	419,625	292,464	255,179
Amortization of loan fees		10,026	7,646
Amortization of interest expense	55,369	45,294	35,067
Ending balance	15,998,355	14,909,803	11,017,992
Short-term bank loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance		731,751
Changes in cash flow from financing activities		(731,751)	731,751
Ending balance			731,751
Long-term bank loans (include the current portion) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	13,967,801	9,413,365	7,733,565
Changes in cash flow from financing activities	907,306	4,513,672	1,652,332
Amortization of loan fees		10,026	7,646
Amortization of interest expense	36,612	30,738	19,822
Ending balance	14,911,719	13,967,801	9,413,365
Guarantee deposits [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	21,600	21,625	21,670
Changes in cash flow from financing activities	(365)	(25)	(45)
Ending balance	21,235	21,600	21,625
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	920,402	851,251	870,495
Changes in cash flow from financing activities	(293,383)	(237,869)	(289,668)
Adjustment of right-of-use assets	419,625	292,464	255,179
Amortization of interest expense	18,757	14,556	15,245
Ending balance	$ 1,065,401	$ 920,402	$ 851,251